Forensic Accounting ETF

EXCHANGE TRADED CONCEPTS TRUST

Forensic Accounting ETF
(the “Fund”)

Supplement dated August 9, 2013, to the currently effective
Prospectus and SAI

The Fund invests at least 80% of its total assets in the securities of the Del Vecchio Earnings Quality Index (the “Index”).  On August 5, 2013, Solactive AG (formerly, Structured Solutions AG), the calculator of the Index, announced that the Index will be reconstituted on a calendar quarter basis instead of monthly, effective immediately.  As a result of these changes to the Index methodology, the Prospectus and SAI are revised, effective immediately, as described below:

•	All references to the monthly reconstitution of the Index and its component securities are hereby changed to quarterly. Quarterly reconstitutions will take place in March, June, September and December of each year.

•	Company grades assigned to Index constituents based on earnings quality analysis will be generated and re-evaluated on a quarterly, rather than a monthly, basis, in connection with Index reconstitution.

More information about the Index can be found on Solactive’s website at  www.solactive.com/en.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.